Intangible Assets and Out-of-market Contracts - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025
Power Purchase Agreements ("PPA"), Renewable Energy Credit ("REC") Contract and Out-of-market Contracts, Intangible Liabilities
Intangible Asset, Finite-Lived [Line Items]
Loss on contract termination	$ 6.1	$ 6.1	$ 6.9